CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Shares (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT
Class A common stock subject to possible redemption	437,182,072	362,011,991	190,084,166
Share options outstanding	26,099,336	26,730,453	26,212,498	14,716,256
Convertible preferred share warrant		585,022	585,022
Number of Options	4,469,725	3,981,178	7,336,862	19,257,865
Total common shares reserved	483,514,731	393,308,644